Outstanding Warrants (Details Textual) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Outstanding Warrants (Textual)
Number of warrants	0	0
Number of warrants previously outstanding	400,000
Warrants expiration date	Sep. 20, 2017